Income Tax - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Statements [Line Items]
Deferred tax liabilities	€ (3,808)	€ (5,804)